Long-term Financing Arrangements - 10K - Principal Maturities (Details) $ in Thousands	Apr. 30, 2023 USD ($)
Debt Disclosure [Abstract]
Long-Term Debt, Maturity, Year One	$ 1,044
Long-Term Debt, Maturity, Year Two	3,124
Long-Term Debt, Maturity, Year Three	9,604
Long-Term Debt, Maturity, Year Four	7,125
Long-Term Debt, Maturity, Year Five	22,225
Long-Term Debt, Maturity, after Year Five	500
Long-Term Debt, Gross	$ 43,622